Taxation - Summary of Movement in Deferred Tax Assets and Liabilities (Detail) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Changes in deferred tax liability (asset) [abstract]
At 1 January 2017	£ 2,440
Exchange adjustments	(65)
Credit to income statement associated with Swiss tax reform	247
(Charge)/credit to statement of comprehensive income and equity	(222)
At 31 December 2017	2,400
Accelerate Capital Allowances [Member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2017	(377)
Exchange adjustments	(7)
At 31 December 2017	(317)
Share Option and Award Schemes [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2017	110
Exchange adjustments	(4)
(Charge)/credit to statement of comprehensive income and equity	(4)
At 31 December 2017	74
Contingent Consideration [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2017	1,138
At 31 December 2017	868
Intangible assets [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2017	(2,324)
Exchange adjustments	75
At 31 December 2017	(1,320)
Tax losses [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2017	227
Exchange adjustments	(5)
At 31 December 2017	261
Other temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2017	1,350
Exchange adjustments	(18)
(Charge)/credit to statement of comprehensive income and equity	29
At 31 December 2017	1,057
Origination and reversal of temporary differences [Member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	569
Origination and reversal of temporary differences [Member] | Accelerate Capital Allowances [Member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	62
Origination and reversal of temporary differences [Member] | Share Option and Award Schemes [member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	(1)
Origination and reversal of temporary differences [Member] | Contingent Consideration [member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	(52)
Origination and reversal of temporary differences [Member] | Intangible assets [member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	330
Origination and reversal of temporary differences [Member] | Tax losses [member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	59
Origination and reversal of temporary differences [Member] | Other temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	(88)
US tax reform [member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	(805)
US tax reform [member] | Accelerate Capital Allowances [Member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	5
US tax reform [member] | Share Option and Award Schemes [member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	(27)
US tax reform [member] | Contingent Consideration [member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	(218)
US tax reform [member] | Intangible assets [member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	116
US tax reform [member] | Tax losses [member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	(20)
US tax reform [member] | Other temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	(216)
Swiss tax reform [Member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	483
Swiss tax reform [Member] | Intangible assets [member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	483
Pensions and other post-employment benefits [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2017	1,262
Exchange adjustments	(48)
(Charge)/credit to statement of comprehensive income and equity	(247)
At 31 December 2017	760
Pensions and other post-employment benefits [member] | Origination and reversal of temporary differences [Member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	3
Pensions and other post-employment benefits [member] | US tax reform [member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	(210)
Intra Group Profit [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2017	1,054
Exchange adjustments	(58)
At 31 December 2017	1,017
Intra Group Profit [member] | Origination and reversal of temporary differences [Member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	256
Intra Group Profit [member] | US tax reform [member]
Changes in deferred tax liability (asset) [abstract]
Credit to income statement associated with Swiss tax reform	£ (235)